Fair Values of Financial Instruments	12 Months Ended
Mar. 31, 2013
Fair Values of Financial Instruments

20. Fair Values of Financial Instruments

(1) Cash and cash equivalents, Time deposits, Trade notes and accounts receivable, Other current assets, Short-term debt, Trade notes, bills and accounts payables, and Other current liabilities

The carrying amount approximates fair value because of the short maturity of these instruments.

(2) Investment securities, marketable equity securities

The fair values of investment securities available for sale for which it is practicable to estimate fair value are based on quoted market prices and are recognized on the accompanying consolidated balance sheets.

(3) Long-term trade receivables (Note 4)

The fair values of long-term trade receivables are based on the present value of future cash flows through maturity, discounted using estimated current interest rates. The fair values computed on such a basis approximate the carrying amounts.

(4) Long-term debt, including current portion (Note 21)

The fair values of each of the long-term debt are based on the quoted price in the most active market or the present value of future cash flows associated with each instrument discounted using the current borrowing rate for similar debt of comparable maturity and is classified in Level 2 in the fair value hierarchy.

(5) Derivatives (Notes 19 and 21)

The fair values of derivative financial instruments, consisting principally of foreign exchange contracts and interest swap agreements, are estimated by obtaining quotes from brokers and are recognized on the accompanying consolidated balance sheets.

The carrying amounts and the estimated fair values of the financial instruments, including financial instruments not qualifying as hedge, as of March 31, 2013 and 2012, are summarized as follows:

	Millions of yen
	2013		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Cash and cash equivalents	¥93,620	¥93,620	¥83,079	¥83,079
Time deposits	217	217	907	907
Trade notes and accounts receivable	606,904	606,904	559,749	559,749
Long-term trade receivables	235,825	235,825	184,294	184,294
Investment securities, marketable equity securities	50,954	50,954	45,933	45,933
Short-term debt	205,156	205,156	215,824	215,824
Trade notes, bills and accounts payable	226,275	226,275	273,460	273,460
Long-term debt, including current portion	474,607	469,444	431,976	429,357
Derivatives:
Forward and options
Assets	507	507	2,255	2,255
Liabilities	10,023	10,023	8,543	8,543
Interest rate swaps, cross-currency swap and interest rate cap agreements
Assets	332	332	1,590	1,590
Liabilities	2,126	2,126	1,177	1,177

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could affect the estimates.